NORTHERN ULTRASHORT FIXED INCOME FUND [Member] Average Annual Total Returns - NORTHERN ULTRASHORT FIXED INCOME FUND [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	(2.14%)	1.26%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.48%	2.03%
ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	3.22%	2.67%
ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	1.91%	1.65%
ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	1.90%	1.61%